ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE-3- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2022	December 31 2021
Accounts receivable	$9,057,741	$7,991,037
Allowance for doubtful accounts	-	-
Accounts receivable, net	$9,057,741	$7,991,037

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.